INCOME TAXES - Deferred Taxes (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Deferred income tax assets:
Tax loss carryforwards		¥ 38,262,815	¥ 28,887,161
Share of losses of equity method investments		3,193,339	3,193,339
Impairment loss of long-term investments		8,049,843	8,049,843
Accrued expenses and other payables		5,375,538	4,292,260
Property and equipment, net		552,743	276,921
Funding support		335,815
Total gross deferred income tax assets		55,770,093	44,699,524
Less: valuation allowance		(53,555,854)	(41,179,348)	¥ (20,028,588)	¥ (3,882,555)
Total deferred income tax assets, net		2,214,239	3,520,176
Deferred income tax liabilities:
Deferred tax liabilities, withholding tax related to distributable earnings		22,797,747	22,620,872
Total gross deferred income tax liabilities		22,901,124	22,752,288
Net deferred income tax assets		2,110,862	3,388,760
Net deferred income tax liabilities	$ 3,503,950	22,797,747	22,620,872
Customer relationships
Deferred income tax liabilities:
Deferred tax liabilities, intangible assets acquired		85,764	97,952
Training platform
Deferred income tax liabilities:
Deferred tax liabilities, intangible assets acquired		¥ 17,613	¥ 33,464